Personnel expenses (Details 4) - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Final Balance
Number of Units	R$ 0	R$ 1,117,011	R$ 1,986,258
Exercised options (SOP - 2013)
Final Balance
Number of Units	(732,169)	(869,247)
Exercise Price in Reais	R$ 12.84	R$ 12.84
Year Granted	2013	2013
Employees	Executives	Executives
Date of Commencement of Fiscal Year	06/30/16	06/30/16
Expiration Date of Fiscal Year	06/30/18	06/30/18
Cancelled options (SOP - 2013)
Final Balance
Number of Units	R$ (384,842)
Exercise Price in Reais	R$ 12.84
Year Granted	2013
Employees	Executives
Date of Commencement of Fiscal Year	06/30/16
Expiration Date of Fiscal Year	06/30/18